UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-3940

Dreyfus Premier New Leaders Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31

Date of reporting period:	3/31/05

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FORM N-Q

Item 1.	Schedule of Investments.

DREYFUS PREMIER NEW LEADERS FUND, INC.
Statement of Investments
March 31, 2005 (Unaudited)

Common Stocks--94.3%	Shares		Value ($)

Autos & Transports--3.7%
Expeditors International of Washington	210,500		11,272,275
Norfolk Southern	275,000		10,188,750
Ryanair Holdings, ADR	295,000	a	12,912,150
			34,373,175
Consumer--17.5%
Coach	325,000	a	18,404,750
Dean Foods	375,000	a	12,862,500
Federated Department Stores	200,000		12,728,000
Hilton Hotels	560,000		12,516,000
Lamar Advertising, Cl. A	250,000	a	10,072,500
Manpower	223,000		9,704,960
Moody's	140,000		11,320,400
Nordstrom	240,000		13,291,200
Regal Entertainment Group, Cl. A	525,000		11,040,750
Royal Caribbean Cruises	290,000		12,960,100
Smithfield Foods	300,000	a	9,465,000
Starwood Hotels & Resorts Worldwide	275,000		16,508,250
Whole Foods Market	125,000		12,766,250
			163,640,660
Energy--8.9%
Chesapeake Energy	575,000		12,615,500
ENSCO International	385,500		14,517,930
Grant Prideco	575,000	a	13,892,000
Noble	250,000		14,052,500
Patterson-UTI Energy	575,000		14,386,500
Pioneer Natural Resources	310,000		13,243,200
			82,707,630
Financial Services--19.3%
Assurant	325,000		10,952,500
Axis Capital Holdings	400,000		10,816,000
CIT Group	275,000		10,450,000
CheckFree	250,000	a	10,190,000
Commerce Bancorp	331,000		10,747,570
Commerce Bancshares	178,500		8,603,700
Fidelity National Financial	200,000		6,588,000
Hibernia, Cl. A	300,000		9,603,000
iStar Financial	245,000		10,089,100
Marshall & Ilsley	235,000		9,811,250
North Fork Bancorporation	315,500		8,751,970
Northern Trust	230,000		9,991,200
Providian Financial	675,000	a	11,583,000
RenaissanceRe Holdings	195,000		9,106,500
Sky Financial Group	350,000		9,387,000
Sovereign Bancorp	465,000		10,304,400
UnionBanCal	175,000		10,718,750
Willis Group Holdings	350,000		12,904,500
			180,598,440
Health Care--9.8%
Bard (C.R.)	203,000		13,820,240
Community Health Systems	365,000	a	12,742,150
DaVita	275,000	a	11,508,750
Fisher Scientific International	121,500	a	6,915,780
HEALTHSOUTH	1,850,000	a	9,897,500
Hospira	315,000	a	10,165,050
PacifiCare Health Systems	180,000	a	10,245,600
Sepracor	175,000	a	10,046,750
Teva Pharmaceutical Industries, ADR	183,500		5,688,500
			91,030,320
Materials & Processing--9.7%
Alumina, ADR	700,000		12,880,000
Crown Holdings	850,000	a	13,226,000
International Flavors & Fragrances	215,000		8,492,500
Pactiv	495,000	a	11,558,250
Placer Dome	550,000		8,921,000
Sasol	500,000		11,630,738
Sigma-Aldrich	185,000		11,331,250
Southern Peru Copper	230,000	b	12,755,800

			90,795,538
Producer Durables--7.7%
AMETEK	250,000		10,062,500
Dover	325,000		12,281,750
Embraer, ADR	375,000		11,737,500
Rockwell Collins	255,000		12,135,450
Roper Industries	207,000		13,558,500
Terex	270,000	a	11,691,000
			71,466,700
Technology--12.5%
Anteon International	235,000	a	9,148,550
Check Point Software Technologies	460,000	a	10,000,400
Cognizant Technology Solutions, Cl. A	225,000	a	10,395,000
Cognos	275,000	a	11,533,500
Comverse Technology	520,000	a	13,114,400
InfoSpace	216,000	a	8,819,280
Lam Research	400,000	a	11,544,000
Marvell Technology Group	365,000	a	13,994,100
Microchip Technology	335,000		8,713,350
Network Appliance	380,000	a	10,510,800
QLogic	225,000	a	9,112,500
			116,885,880
Utilities--4.6%
CMS Energy	740,000	a	9,649,600
Kinder Morgan	150,000		11,355,000
PG&E	175,000		5,967,500
Peabody Energy	350,000		16,226,000
			43,198,100
Other--.6%
iShares Nasdaq Biotechnology	85,000	a	5,401,750

Total Common Stocks
(cost $691,722,344)			880,098,193

	Principal
Short-Term Investments--6.4%	Amount ($)		Value ($)

U.S. Treasury Bills:
2.55%, 4/7/2005	18,377,000		18,369,281
2.60%, 4/14/2005	19,516,000		19,497,850
2.62%, 4/21/2005	14,055,000		14,034,761
2.57%, 4/28/2005	7,995,000		7,979,570

Total Short-Term Investments
(cost $59,880,966)			59,881,462

Investment of Cash Collateral for Securities Loaned--1.0%	Shares		Value ($)

Registered Investment Company;
Dreyfus Institutional Cash Advantage
(cost $9,144,800)	9,144,800	c	9,144,800

Total Investments (cost $760,748,110)	101.7%		949,124,455

Liabilities, Less Cash and Receivables	(0.02)		(15812121.00)

Net Assets	100.0%		933,312,334

ADR- American Depository Receipts.
a Non-income producing.
b	A portion of this security is on loan. At March 31, 2005, the total market value of the portfolio's security
	on loan is $9,056,618 and the total market value of the collateral held by the portfolio is $9,144,800.
c Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

See notes to financial statements.

PREMIER NEW LEADERS
Industry Breakdown
3/31/2005

Industry	Percentage

Common Stock

Financial Services	19.4%
Consumer	17.5%
Technology	12.5%
Health Care	10.3%
Materials & Processing	9.7%
Producer Durables	7.7%
Energy	8.9%
Utilities	4.6%
Autos & Transports	3.7%
Short Term/Money Market Investments	7.4%

Total %	101.7%

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier New Leaders Fund, Inc.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	May 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	May 20, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	May 20, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

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